Net Loss Per Share - Schedule of Basic and Diluted Net Losses Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Earnings per share [abstract]
Net loss attributable to owners of the Company (RMB'000)	¥ (797,055)	$ (114,444)	¥ (1,306,824)	¥ (779,225)
Weighted average number of ordinary shares outstanding (in thousands)	55,044	55,044	52,177	17,090
Basic and diluted net loss per share (RMB) | (per share)	¥ (14.5)	$ (2.1)	¥ (25.0)	¥ (45.6)